SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are presented in Japanese yen, the currency of the country in which the Company is incorporated and principally operates. The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and include the accounts of the Company and its subsidiaries.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Lead Real Estate, its wholly owned subsidiaries, and the Company’s consolidated variable interest entities (“VIEs”) as described in the Organization and Description of the Business above. All intercompany accounts and transactions have been eliminated in consolidation. Investments in companies over which the Company has significant influence, but not control, are accounted for by the equity method. The Company evaluates its investments and other significant relationships to determine whether any investee is a VIE. If the Company concludes that an investee is a VIE, the Company evaluates its power to direct the activities of the investees, its obligation to absorb the expected losses of the investee, and its right to receive the expected residual returns of the investee to determine whether the Company is the primary beneficiary of the investee. If the Company is the primary beneficiary of a VIE, the Company consolidates such entity and reflects the noncontrolling interest of other beneficiaries of that entity. See Note 11

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates, and these differences could have a significant impact on the financial statements. The significant accounting estimates include revenue recognition and cost of sales.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company applies a five-step model that requires entities to exercise judgment when considering the terms of the contract(s), which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (vi) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied.

Revenue from sales of real estate is recognized when control of the promised goods or services is transferred to the customer in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services. Revenue from the sale of land and buildings is recognized when title and possession are transferred to the customer. If the land and building are transferred to the customer in a lump-sum transaction, construction is performed on the Company's real estate and revenue is recognized when title and possession are transferred to the customer. If the land is transferred first, building takes place on the customer's property and revenue is recognized over time using milestone method.

The contract duration of construction projects is generally one to three years.

The remaining sources of revenue, deemed insignificant as a percentage of total revenue or operating profits, consist of leasing, property and building management, hotel, and other miscellaneous revenue streams.

Real Estate Sales

The Company’s primary source of revenue is the development and sale of luxury single-family homes and condominiums, including land, in its principal market, Japan. Transactions in this segment are conducted through two types of contracts, land sales contract (the “Land Sales Contract”) and construction contract (the “Construction Contract”), which demarcate two distinct performance obligations, delivering a land parcel and delivering the completed building, respectively. Those are considered two distinct performance obligations as the customer can benefit from both land and building on its own and the Company’s promise to transfer the land and building to the customer is separately identifiable from each other.

The Land Sales Contract outlines the terms and condition of the land sale, while the Construction Contract summarizes the terms of the construction which the Company is to perform for the customer. When entering into a new build-to-suit transaction, the Land Sales Contract and the Construction Contract are executed concurrently. Under the Land Sales Contract, the Company bills customers (i) upon the execution of the contract and (ii) when control of the land is transferred to the customer, and customers generally pay on the closing date. Under the Construction Contract, the Company bills customers (i) upon the execution of the contract and (ii) upon the transfer of a completed building to a buyer on the closing date, and customers generally pay within the same day of each billing. The Company records receivables under its Construction Contracts since construction development revenue is recognized over time based on the milestone method. The deposit made by the customer at the time of contract execution varies by contract and is generally either a fixed percentage of the aggregate sale price or a flat fee. Advances received are recorded under customer deposits.

The Company generally sells the land based on market price plus a minor markup and sets the selling price per home based on cost plus margin. The Company has performed an assessment and its contracts do not contain significant financing terms. Performance obligations are satisfied at the point in time when control of the asset is transferred to the customer, which is generally when title to and possession of the land parcel or the completed building and the risks and rewards of ownership are transferred to the buyer on the closing date.

When the transfer of a completed building to a buyer on the closing date is related to work as part of the Construction Contract the Company entered into with the buyer, construction development revenue is recognized over time based on the milestone method. The milestone method used for determining the timing of satisfaction of performance obligations is considered appropriate for performance obligations that the Company satisfies over time as the construction industry is highly developed in Japan and there is standardized process for constructions under regulation the government has on the main milestone of the whole construction process. In applying the milestones, the percentage of the revenue to be recognized when meeting each milestone is calculated using on the number of estimated days required to complete the milestone divided by the total estimated days to complete the  entire project, and the number of days expected to achieve each milestone is closely correlate to the construction costs. The measures of progress during this construction process include:

●	design meeting: where the customer decides on the floor plan and selects interior and exterior materials to be used for construction;
●	construction preparation: where we begin site survey and project management assignments with subcontractors;
●	completion of framework (basic building structure): where we complete the foundations of the home along with the basic structure;
●	completion of remaining building elements: where each of the remaining building elements are completed and interim inspections are conducted;
●	demolition of scaffolding: completion of exterior wall work and the start of home interior work;
●	confirmation meeting with customer: completion of interior and exterior work and all outstanding work related to the home; and
●	property delivery: delivery of the home, including final modification work as requested by the customer.

The Company recognizes real estate revenue at point of sale or based on milestone method depending on the key elements and nature of the contracts.

With the land title transferred to the buyer upon the closing of the Land Sales Contract, the Company’s construction of the building on the land both creates and enhances a customer-controlled asset and leads to the buyer receiving and benefiting from the Company’s performance obligation as the work under the Construction Contract is conducted. Based on the fact, recognizing revenue over time is considered appropriate. When the transfer of a completed building to a buyer on the closing date is related to sales of existing fully constructed single-family homes and condominiums the Company did not develop, non-development revenue is recognized at a point in time, upon the execution of the sales contract.

Revenue includes forfeited deposits, which occur when home sale or land sale contracts that include a nonrefundable deposit are cancelled.

Sales and broker commissions are incremental costs incurred to obtain a contract with a customer that would not have been incurred if the contract had not been obtained. Sales and broker commissions are expensed when incurred as amortization period would be one year or less. Advertising costs are costs to obtain a contract that would have been incurred regardless of whether the contract was obtained and are recognized as an expense when incurred. Sales and broker commissions and advertising costs are recorded within sales and marketing expenses presented in the Company’s consolidated statements of comprehensive income as selling expenses.

The Company issues a standard industry warranty against defects for period of 10 years for its single-family homes and condominiums. This assurance-type warranty against defects is not a performance obligation as it exists to protect customers from the risk of purchasing defective products and is not an additional service provided to the customer.

Disaggregation of Revenue by Type of Good or Service

Revenue is disaggregated among land sale and non-development, construction development, and other revenue. Land sales and non-development revenue includes (i) sales of land for single-family homes and condominiums and (ii) sales of already completed single-family homes and condominiums that the Company did not develop, where delivery is recorded, and subsequent revenue recognized, through a signed sales contract with the end buyer. Construction development revenue reflects revenue from the Company’s Construction Contracts for which the Company actually performs. The Company’s revenue, disaggregated by revenue stream for the fiscal years ended June 30, 2024, 2023, and 2022 was as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Land sale and non-development	¥17,110,619	¥15,730,839	¥12,517,549
Construction development	1,376,455	1,367,469	1,960,949
Real estate sales revenue	¥18,487,074	¥17,098,308	¥14,478,498

Other Revenue

The Company generates other revenue, which includes leasing income, property and building management income, and revenue from other miscellaneous sources. The primary components of revenue for the fiscal years ended June 30, 2023, 2022, and 2021 were as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Hotel	¥231,580	101,809	16,360
Lease	57,834	61,803	68,881
Commission	100,855	101,325	87,431
Property management	58,991	36,516	19,602
Other	14,349	15,487	16,242
Other revenue	¥463,609	¥316,940	¥208,516

Disaggregation of Revenue by Timing of Revenue Recognition

The Company recognizes revenue either at a point in time or over time depending on how performance obligations are satisfied. The Company’s revenue, disaggregated by timing of revenue recognition for the fiscal years ended June 30, 2024, 2023, and 2022 was as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Point in time	¥17,574,228	¥16,047,779	¥12,726,065
Over time	1,376,455	1,367,469	1,960,949
Total revenue	¥18,950,683	¥17,415,248	¥14,687,014

Foreign Operations

Foreign Operations

The Company’s reporting and functional currency is the Japanese yen. The functional currency of the Company’s wholly owned subsidiary, Real Vision, is the Japanese yen, whereas the functional currency of LRE Dallas and LRE Cayman is the United States dollar. The functional currency of LRE HK is the Hong Kong Dollar. The functional currency of the Company’s consolidated VIE, Sojiya Japan is the Japanese yen. Assets and liabilities are translated using the fiscal year end foreign exchange rate, and income and expenses are translated using the weighted average exchange rate for the period. Foreign currency translation adjustments related to the financial statements of foreign subsidiaries, net of related income tax effects, are credited or charged directly to the foreign currency translation adjustment account, a component of accumulated other comprehensive gain (loss). The tax effects related to the foreign currency translation of financial statements of the consolidated subsidiaries and VIEs are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future. Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency of the respective entity at the fiscal year-end foreign exchange rate, and gains and losses resulting from such remeasurement are included in foreign exchange gain (loss). Foreign currency denominated income and expenses are remeasured using the average exchange rate for the period. The effects of translation and remeasurement related to foreign currency transactions are recorded in the statements of comprehensive income.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Concentration of Credit Risk and Significant Vendors

Concentration of Credit Risk and Significant Vendors

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains its cash and cash equivalents at high-quality and accredited financial institutions. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk. The Company has not experienced any losses of such amounts and management believes it is not exposed to any significant credit risk beyond the normal credit risk associated with its cash and cash equivalents.

No single customer accounted for 10% or more of the Company’s total revenue for the fiscal years ended June 30, 2024. One customer accounted for approximately 10% of the Company’s total revenue for the fiscal years ended June 30, 2023, and 2022. The Company’s accounts receivable had nil from this customer as of June 30, 2023 and 2022.

One contractor accounted for approximately 10% of the Company’s total cost of sales for the fiscal year ended June 30, 2024. No single contractor accounted for 10% or more of the Company’s total cost of sales for the fiscal years ended June 30, 2023 and 2022.

Segment Reporting

Segment Reporting

ASC Topic 280, Segment Reporting, operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision-makers (“CODMs”) in deciding how to allocate resources and in assessing performance. The Company’s CODMs primarily evaluate performance based on the number of single-family homes or condominiums closed, average sale price, and financial results. Segment profitability is measured by net and comprehensive income.

The Company’s primary and sole operating segment is real estate sales, with the balance of revenue categorized under real estate sales.

The Company primarily operates in Japan and the revenue is primarily generated in Japan, which is the only geographic reportable segment.

Noncontrolling Interest

Noncontrolling Interest

The Company’s noncontrolling interests reflect consolidation effects of LRE Cayman and Sojiya Japan. Losses attributable to these noncontrolling interests are presented in the consolidated statements of comprehensive income as net loss attributable to the noncontrolling interests.

Cash and Cash Equivalents and Concentration of Credit Risk

Cash and Cash Equivalents and Concentration of Credit Risk

Cash and cash equivalents are defined as cash on hand, demand deposits with financial institutions, and short-term liquid investments with an initial maturity date of less than three months. The Company’s cash and cash equivalents accounts may exceed Japanese government insured limits, up to ¥10,000 thousand, from time to time and could be negatively impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, the Company has experienced no loss or diminished access to cash in its demand deposit accounts.

Accounts Receivable, Net

Accounts Receivable, Net

The Company’s accounts receivable consists primarily of receivables from general contractors and subcontractors, and receivables resulting from the implementation of Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”). The balance is presented net of an allowance for expected credit losses (i.e., doubtful accounts). The Company monitors the financial condition of its contractors and records provisions for estimated credit losses on receivables when it believes contractors are unable to make their required payments based on factors such as delinquencies and aging trends. The allowance for expected credit losses is the Company’s best estimate of the amount of probable credit losses incurred related to existing accounts receivable. The allowance for expected credit losses related to accounts receivable was ¥1,200 thousand and ¥6,009 thousand at June 30, 2024 and 2023, respectively.

Real Estate Inventory

Real Estate Inventory

Inventories consist of raw entitled land, finished lots, and construction in process (“CIP”), including capitalized interest. Inventory is stated at cost unless the carrying amount is determined not to be recoverable, in which case the affected inventory is written down to fair value. Inventories include the costs of direct land acquisition, land development, construction, capitalized interest, real estate taxes, and direct overhead costs incurred related to land acquisition and development and single-family home and condominium construction. Indirect overhead costs are charged to selling, general, and administrative expenses as incurred. Land and development costs are typically allocated to individual lots on a pro rata basis based on the number of lots in the development, and the costs of lots are transferred to construction work in progress when construction begins. Sold units are expensed on a specific identification basis as cost of contract revenue earned. Cost of contract revenue earned for single-family homes and condominiums closed includes the specific construction costs of each single-family home or condominium and all applicable land acquisition, land development, and related costs allocated to each residential lot. Inventories are carried at the lower of accumulated cost or net realizable value.

Land, development, and other project costs, including interest and property taxes incurred during development and home construction, net of expected reimbursable development costs, are capitalized to real estate inventory. Land development and other common costs that benefit the entire community, including field construction supervision and related direct overhead, are allocated to individual lots or homes, as appropriate. The costs of lots are transferred to homes in progress when home construction begins. Home construction costs and related carrying charges are allocated to the cost of individual homes using the specific identification method. Costs that are not specifically identifiable to a home are allocated on a pro rata basis, which the Company believes approximate the costs that would be determined using an allocation method based on relative sales values since the individual lots or homes within a community are similar in value. Inventory costs for completed homes are expensed to cost of sales as homes are closed. Changes to estimated total development costs subsequent to initial home closings in a community are generally allocated to the remaining unsold lots and homes in the community on a pro rata basis.

In accordance with ASC Topic 360, Property, Plant, and Equipment, real estate inventory is evaluated for indicators of impairment by each community during each reporting period. In conducting its review for indicators of impairment on a community level, management evaluates, among other things, the margins on homes that have been closed, communities with slow moving inventory, projected margins on future home sales over the life of the community, and the estimated fair value of the land. For individual communities with indicators of impairment, additional analysis is performed to estimate the community’s undiscounted future cash flows. If the estimated undiscounted future cash flows are greater than the carrying value of the community group of assets, no impairment adjustment is required. If the undiscounted cash flows are less than the community’s carrying value, the asset group is impaired and is written down to its fair value. The Company estimates the fair value of communities based on the actual transaction prices of similar communities in the same area. The Company reviews the performance and outlook of its inventories for indicators of potential impairment on a annual basis. In addition to considering market and economic conditions, the Company assesses current sales absorption levels and recent sales’ profitability. The Company looks for instances where sale prices for a single-family home or condominium in backlog or potential sale prices for a future sold single-family home or condominium would be at a level that results in a negative gross margin. No such impairments were recognized in the fiscal years ended June 30, 2024, 2023 and 2022.

Contract Assets and Contract Liabilities

Contract Assets and Contract Liabilities

Contract assets represent the Company’s right to an amount of consideration in exchange for goods or services that the Company transferred to a customer when that right is conditional on something other than the passage of time.

Contract liabilities represent obligations to transfer goods or services to a customer for which the Company has received consideration, or for which an amount of consideration is due from the customer.

Capitalized Interest

Capitalized Interest

Interest and other financing costs are capitalized as cost of inventory during community development and home construction activities, in accordance with ASC Topic 835, Interest and expensed in cost of sales as homes in the community are closed. To the extent the debt exceeds qualified assets, a portion of the interest incurred is expensed.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment and finite-lived intangible assets are reviewed for impairment whenever events and circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. In making these determinations, the Company uses certain assumptions, including, but not limited to: (i) estimated fair value of the assets; and (ii) estimated, undiscounted future cash flows expected to be generated by these assets, which are based on additional assumptions such as asset utilization, length of service, the asset will be used in the Company’s operations, and (iii) estimated residual values. Fair value is determined using various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. There were no events or circumstances identified during the fiscal years ended June 30, 2024, 2023, and 2022 that required the Company to perform a quantitative impairment assessment. The Company’s assumptions about future conditions important to its assessment of potential impairment of its long-lived assets are subject to uncertainty, and the Company will continue to monitor these conditions in future periods as new information becomes available. There were no impairments of property, equipment, intangible assets, and leasehold improvements during the fiscal years ended June 30, 2024, 2023, and 2022.

Investment at cost

Investment at cost

The equity method is generally used to account for equity investments over which significant influence, but not majority equity interest or control, is exerted in an investee company. Generally, the accompanying shareholding is between 20% and 50% of the voting rights. The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive income. The Company did not have any investment that would be accounted for under the equity method in the fiscal years ended June 30, 2024, 2023, and 2022.

Investments in equity securities in which the Company does not have significant influence, and for which there is not a readily determinable fair value, are recorded at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments in the same issuer.

When the Company evaluates whether these non-marketable equity securities are impaired, the Company evaluates first whether an event or change in circumstances has occurred in the period that may have a significant adverse effect on the fair value of the securities (an impairment indicator).

The Company uses such impairment indicators as follows:

1)	a significant deterioration in the earnings performance or business prospects of the investee;
2)	a significant adverse change in the regulatory, economic, or technological environment of the investee;
3)	a significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates; and
4)	a recent example of the new issuance of a security, in which the issue price is less than its cost.

The Company estimates the fair value of the non-marketable equity securities when an impairment indicator is present. The fair value is determined by considering various unobservable inputs which are available to the Company, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees. The Company recognizes impairment of non-marketable equity securities when the fair value is below the carrying amount and the decline in fair value is considered to be other-than-temporary.

The carrying amount of non-marketable securities is recorded at cost as fair value is not readily determinable. The investment at cost amount was ¥46,394 thousand and ¥44,525 thousand as of June 30, 2024 and 2023, respectively. The Company did not recognize any impairment or upward and downward adjustments resulting from observable price changes during these periods.

Warranty Reserve

Warranty Reserve

Future direct warranty costs are accrued and charged to cost of sales in the period when the related home is closed. The Company provides a limited warranty for its single-family homes and condominiums for a period of 10 years. The Company’s standard warranty requires the Company or its subcontractors to repair or replace defective construction during such warranty period at no cost to the homebuyer. At the time a home is sold, the Company records an estimate of warranty expense based on historical warranty costs. An analysis of the warranty reserve is performed periodically to ensure the adequacy of the reserve. The warranty reserve was ¥32,746 thousand and ¥46,116 thousand as of June 30, 2024 and 2023, respectively, and was included in accrued expenses and other current liabilities on the consolidated balance sheets.

Cost of Sales

Cost of Sales

Cost of sales includes the lot purchase costs and demolition costs associated with each lot, construction costs of each home, capitalized interest, building permits and other local municipality related costs, internal and external realtor commissions, and warranty costs (both incurred and estimated to be incurred). Land, development, and other allocated costs, including interest and property taxes, incurred during development and construction are capitalized and expensed to cost of sales when the sale of a single-family home or condominium is closed, and revenue is recognized.

Selling and Commission Costs

Selling and Commission Costs

Sales and broker commissions are expensed when incurred as amortization period would be one year or less in accordance with ASC 340-40-25-4. Sales and broker commissions were ¥67,723 thousand, ¥133,414 thousand, and ¥117,657 thousand recorded as selling, general and administrative expenses in the Consolidated Statements of Comprehensive Income for the fiscal years ended June 30, 2024, 2023, and 2022, respectively. Other selling costs are expensed in the period incurred.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs were ¥25,812 thousand, ¥30,507 thousand, and ¥39,341 thousand recorded as selling, general and administrative expenses in the Consolidated Statements of Comprehensive Income for the fiscal years ended June 30, 2024, 2023, and 2022, respectively.

Income Taxes

Income Taxes

Income taxes are computed in accordance with the provision of ASC Topic, 740, Income Taxes. Income taxes are accounted for on the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for all future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that these assets are believed to be more likely than not to be realized. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not expected to be realized. In making such a determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are recognized as a component of selling, general, and administrative expenses in the consolidated statements of comprehensive income, if applicable. The Company did not have any uncertain tax benefits, interest or penalties associated with uncertain tax benefits that have been accrued or recognized as of and for the fiscal years ended June 30, 2024, 2023, and 2022.

Earnings Per Share

Earnings Per Share

In accordance with ASC 260-10, Earnings Per Share, basic earnings per share is based on the weighted average number of ordinary shares outstanding. Diluted earnings per share is based on the weighted average number of ordinary shares and dilutive securities outstanding.

Recently Announced Accounting Standards

Recently Announced Accounting Standards

Income Taxes

In December 2019, the FASB issued ASU 2019-12, Income Taxes — Simplifying the Accounting for Income Taxes (Topic 740), which simplifies various aspects of the income tax accounting guidance and will be applied using different approaches depending on what the specific amendment relates to and, for non-public entities, are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company adopted this standard on July 1, 2022. The adoption of this standard did not have a material effect on its financial position or results of operation.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. Income taxes paid also must be further disaggregated. This standard is effective for annual reporting periods beginning after December 15, 2024 for public business entities. Entities other than public business entities have an additional year to adopt it. Early adoption is permitted. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements.

Credit Losses

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 201613”), which is intended to provide more decision-useful information about expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. ASU 2016-13 revises the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in more timely recognition of losses on financial instruments, including, but not limited to accounts receivable. This standard is effective for annual reporting periods beginning after December 15, 2022 for non-public entities, including interim periods within that reporting period. Early adoption is permitted. The adoption of this standard did not have a material effect on its financial position or results of operation.

Acquired Contract Assets and Contract Liabilities

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Acquired Contract Assets and Contract Liabilities, which improves comparability for both the recognition and measurement of acquired revenue contracts with customers at the date of and after a business combination by providing consistent recognition guidance. This standard is effective for fiscal years beginning after December 15, 2022. Early adoption is permitted, including in an interim period, for any period for which financial statements have not yet been issued. The adoption of this standard did not have a material effect on its financial position or results of operation.

Investments

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topics 321, 323 and 815. The new standard addresses accounting for the transition into and out of the equity method and measurement of certain purchased options and forward contracts to acquire investments. The standard is effective for the Company for fiscal years and interim periods beginning after December 15, 2021, with early adoption permitted. Adoption of the standard requires changes to be made prospectively. The adoption of the standard did not have a material effect on the Company’s consolidated financial statements.

Segment Reporting

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280)-Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the standard enhances interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. This standard is effective for public entities fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements.

Reference Rate Reform

On January 7, 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which refines the scope of Accounting Standards Codification Topic 848, Reference Rate Reform, and clarifies some of its guidance as part of the FASB’s ongoing monitoring of global reference rate reform activities. The standard permits entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, computing variation margin settlements, and calculating price alignment interest in connection with reference rate reform activities under way in global financial markets. In December 2022, the FASB deferred the sunset date of the temporary guidance in ASC Topic 848 from December 31, 2022 to December 31, 2024. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements.